Accounts payable and other (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts payable and other [Abstract]
Trade payables	CAD 484	CAD 391
Payroll-related accruals	327	287
Accrued charges	141	192
Accrued interest	129	122
Income and other taxes	122	254
Personal injury and other claims provisions	76	51
Environmental provisions	50	51	CAD 45
Stock-based compensation liability	45	39
Other postretirement benefits liability	18	18
Other	127	151
Total accounts payable and other	CAD 1,519	CAD 1,556